Document and Entity Information	Aug. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2024
Entity File Number	001-14785
Entity Registrant Name	GSE SYSTEMS INC
Entity Central Index Key	0000944480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1868008
Entity Address, Address Line One	6940 COLUMBIA GATEWAY DRIVE, SUITE 470
Entity Address, City or Town	COLUMBIA
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21046-3308
City Area Code	410
Local Phone Number	970-7800
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	GVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false